John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group TM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211
Phone: 913.660.0778 Fax: 913.660.9157

john.lively@1940actlawgroup.com

February 9, 2018

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	The Registration Statement filed on Form N-14 for Capital Management Investment Trust (the “Trust”) (File Nos. 033-85242 and 811-08822)

Ladies and Gentlemen:

Enclosed herewith for filing is a Form N-14 Registration Statement (combined proxy statement/prospectus) relating to the proposed reorganization by the Wellington Shields All-Cap Fund, a series of the Trust with and into the Capital Management Mid-Cap Fund, an existing series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.